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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Wallace Capital Management, Inc.
                 --------------------------------
   Address:      100 Crescent Court
                 --------------------------------
                 Suite 1190
                 --------------------------------
                 Dallas, TX 75201
                 --------------------------------

Form 13F File Number:
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Blake H. Estess
         -------------------------------
Title:   CCO
         -------------------------------
Phone:   214/303-0200
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Blake H. Estess             Dallas, Texas         8/14/2012
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      -0-
                                        --------------------

Form 13F Information Table Entry Total: 56
                                        --------------------

Form 13F Information Table Value Total: $200,353
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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

                                                                      Shares/                               Voting
                                                              Value    Princ.           Investment  Other  Authority
Name of Issuer               Title of Class      Cusip      (x$1000)  Amount    SH/PRN  Discretion Manager   Sole    Shared   None
---------------------------- ------------------- ---------- --------- --------- ------- ---------- ------- --------- ------- ------
Alliance One International   Common Stock - Long 018772103      1,142   330,000    SH   Sole           N/A   330,000
Altria Group Inc.            Common Stock - Long 02209S103        256     7,406    SH   Sole           N/A     7,406
Ascent Media Corp            Common Stock - Long 043632108      7,591   146,682    SH   Sole           N/A   146,682
AT&T Inc.                    Common Stock - Long C00206R102       251     7,043    SH   Sole           N/A     7,043
Barrett Business Services,
 Inc.                        Common Stock - Long 068463108      4,894   231,510    SH   Sole           N/A   231,510
Berkshire Hathaway, Inc.     Class A             084670108      1,499        12    SH   Sole           N/A        12
Berkshire Hathaway, Inc.     Class B             084670702     13,680   164,165    SH   Sole           N/A   164,165
Bristol Myers Squibb Co.     Common Stock - Long 110122108        738    20,515    SH   Sole           N/A    20,515
Cambium Learning Grp, Inc.   Common Stock - Long 13201A107        468   492,126    SH   Sole           N/A   492,126
Capital Southwest
 Corporation                 Common Stock - Long 140501107      2,262    22,000    SH   Sole           N/A    22,000
CBS Corp New                 Class B             124857202        402    12,264    SH   Sole           N/A    12,264
Cenveo, Inc.                 Common Stock - Long 15670S105      1,007   521,902    SH   Sole           N/A   521,902
Clorox Co Del                Common Stock - Long 189054109      1,246    17,200    SH   Sole           N/A    17,200
Coca Cola Co                 Common Stock - Long 191216100      3,362    49,995    SH   Sole           N/A    49,995
Colgate-Palmolive Company    Common Stock - Long 194162103      1,239    11,905    SH   Sole           N/A    11,905
CorVel Corporation           Common Stock - Long 221006109        706    14,403    SH   Sole           N/A    14,403
Costco Wholesale Corporation Common Stock - Long 22160K105        457     4,814    SH   Sole           N/A     4,814
Cross A T Co                 Common Stock - Long 227478104      2,989   302,816    SH   Sole           N/A   302,816
Dr. Pepper Snapple Group,
 Inc.                        Common Stock - Long 26138E109      1,081    24,708    SH   Sole           N/A    24,708
Echostar Corporation         Class A             278768106      6,674   253,009    SH   Sole           N/A   253,009
Employers Holdings, Inc.     Common Stock - Long 292218104      4,392   243,481    SH   Sole           N/A   243,481
Expedia, Inc.                Common Stock - Long 30212P105      6,226   129,516    SH   Sole           N/A   129,516
Fairfax Financial Holdings
 Limited (USA)               Common Stock - Long 303901102     10,474    26,611    SH   Sole           N/A    26,611
Flagstone Reinsurance
 Holdings                    Common Stock - Long L3466T104      4,028   502,900    SH   Sole           N/A   502,900
General Electric Company     Common Stock - Long 369604103        298    14,300    SH   Sole           N/A    14,300
General Mills, Inc.          Common Stock - Long 370334104      2,971    77,094    SH   Sole           N/A    77,094
GlaxoSmithKline PLC          Sponsored ADR       37733W105      3,045    66,928    SH   Sole           N/A    66,928
Hampshire Group Ltd          Common Stock - Long 4088591106       340   113,320    SH   Sole           N/A   113,320
Heinz  H J Co                Common Stock - Long 423074103      4,745    87,265    SH   Sole           N/A    87,265
Hershey Co                   Common Stock - Long 427866108      1,087    15,087    SH   Sole           N/A    15,087
Iron Mountain Incorporated   Common Stock - Long 462846106      3,200    97,095    SH   Sole           N/A    97,095
Johnson & Johnson            Common Stock - Long 478160104      4,709    69,696    SH   Sole           N/A    69,696
Kinder Morgan Management LLC Common Stock - Long 49455U100        295     4,019    SH   Sole           N/A     4,019
Kraft Foods Inc.             Class A             50075N104      1,972    51,065    SH   Sole           N/A    51,065
K-Swiss Inc.                 Class A             482686102      4,503 1,462,123    SH   Sole           N/A 1,462,123
Liberty Media Corp New       Cap Com Ser A       530322106     10,045   114,261    SH   Sole           N/A   114,261
Liberty Interactive Corp     Int Com Ser A       53071M104     10,819   608,639    SH   Sole           N/A   608,639
Medical Action Industries    Common Stock - Long 58449L100      1,640   471,163    SH   Sole           N/A   471,163
Merck & Co Inc..             Common Stock - Long 58933Y105      1,142    27,363    SH   Sole           N/A    27,363
Meredith Corporation         Common Stock - Long 589433101      5,142   160,976    SH   Sole           N/A   160,976
Montpelier Re Holdings, Ltd. Common Stock - Long G62185106     10,275   482,638    SH   Sole           N/A   482,638
Nicholas Financial, Inc.     Common Stock - Long 65373J209      1,236    96,412    SH   Sole           N/A    96,412
Nobility Homes, Inc.         Common Stock - Long 654892108        103    18,189    SH   Sole           N/A    18,189
Novartis AG                  Sponsored ADR       66987V109      2,056    36,786    SH   Sole           N/A    36,786
Proctor & Gamble Co          Common Stock - Long 742718109      1,732    28,277    SH   Sole           N/A    28,277
Republic Services            Common Stock - Long 760759100      2,312    87,388    SH   Sole           N/A    87,388
Resolute Forest Products,
 Inc.                        Common Stock - Long 76117W109      3,578   309,020    SH   Sole           N/A   309,020
Sanofi Aventis               Sponsored ADR       80105N105      2,453    64,924    SH   Sole           N/A    64,924
Tootsie Roll Inds Inc.       Common Stock - Long 890516107      1,890    79,223    SH   Sole           N/A    79,223
Tripadvisor, Inc.            Common Stock - Long 896945201        217     6,087    SH   Sole           N/A     6,087
Unilver NV                   Sponsored ADR       904784709      1,069    32,046    SH   Sole           N/A    32,046
Unilever PLC                 Spon ADR New        904767704      4,159   123,295    SH   Sole           N/A   123,295
Utah Med Prods Inc.          Common Stock - Long 917488108      2,018    60,171    SH   Sole           N/A    60,171
Wal-Mart Stores, Inc.        Common Stock - Long 931142103      7,588   113,747    SH   Sole           N/A   113,747
Washington Post Co           Class B             939640108     11,086    29,656    SH   Sole           N/A    29,656
White Mtns Ins Group Ltd.    Common Stock - Long G9618E107     15,564    29,830    SH   Sole           N/A    29,830

Total                                                         200,353 8,575,066
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